Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Revenue and Cost of Goods Sold (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Revenue	€ 42	€ 229	€ 16
Cost of goods sold	€ (70)	€ (392)	€ (58)